Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Domestic and International Customers Products Sales

The Company has both domestic (U.S.) and international customers for its products. Sales for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Domestic sales	$1,559,614	$736,215
International sales	46,640	24,431

Total sales	$1,606,254	$760,646